Financial result	6 Months Ended
Jun. 30, 2019
Financial result
Financial result

8. Financial result

	Three months ended June 30,
	2019	2018(1)
	(€ in thousands)
Interest expense	(307)	(549)
Interest expense on lease liability (2018: Finance lease obligations)	(52)	(23)
Long-term debt	(253)	(236)
Expense from revaluation of derivative financial instruments	--	(225)
Other	(2)	(65)
Interest income	641	11
Payout of bond funds	18	9
Income from revaluation of derivative financial instruments	620	—
Other	3	2
Financial result	334	(538)

	Six months ended June 30,
	2019	2018(1)
	(€ in thousands)
Interest expense	(622)	(592)
Interest expense on lease liability (2018: Finance lease obligations)	(95)	(59)
Long-term debt	(494)	(467)
Other	(33)	(66)
Interest income	98	732
Payout of bond funds	71	14
Income from revaluation of derivative financial instruments	19	716
Other	8	2
Financial result	(524)	140

(1)The Company has initially applied IFRS 16 as of January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated and the cumulative effect of initially applying IFRS 16 is recognized in retained earnings at the date of initial application. For further information, see Note 2 of the condensed consolidated interim financial statements.